PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Depreciation and amortization	$ 78,458	$ 75,501	$ 76,246